LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–91.78%
Aerospace & Defense–2.83%
Airbus SE	45,313	$6,618,755
L3Harris Technologies, Inc.	120,478	28,658,102
Lockheed Martin Corp.	7,445	4,352,049
RTX Corp.	99,189	12,017,739
		51,646,645
Automobile Components–0.35%
Lear Corp.	58,141	6,346,090
		6,346,090
Automobiles–1.17%
Ford Motor Co.	430,184	4,542,743
General Motors Co.	372,433	16,699,896
		21,242,639
Banks–10.73%
Bank of America Corp.	162,559	6,450,341
Citigroup, Inc.	600,294	37,578,404
Citizens Financial Group, Inc.	187,787	7,712,412
Comerica, Inc.	63,912	3,828,968
Fifth Third Bancorp	133,267	5,709,158
First Citizens BancShares, Inc. Class A	16,893	31,099,168
First Horizon Corp.	257,031	3,991,692
FNB Corp.	169,201	2,387,426
Huntington Bancshares, Inc.	405,078	5,954,647
JPMorgan Chase & Co.	82,908	17,481,981
KeyCorp	440,858	7,384,372
Regions Financial Corp.	303,409	7,078,532
Truist Financial Corp.	179,560	7,679,781
U.S. Bancorp	124,299	5,684,193
United Bankshares, Inc.	65,161	2,417,473
Valley National Bancorp	212,308	1,923,511
Wells Fargo & Co.	726,912	41,063,259
		195,425,318
Beverages–1.23%
Coca-Cola Co.	58,620	4,212,433
Constellation Brands, Inc. Class A	26,112	6,728,802
Diageo PLC	80,371	2,796,976
Keurig Dr. Pepper, Inc.	134,169	5,028,654
Pernod Ricard SA	24,713	3,730,256
		22,497,121
Biotechnology–0.30%
Gilead Sciences, Inc.	64,195	5,382,109
		5,382,109
Broadline Retail–0.56%
Alibaba Group Holding Ltd.	640,200	9,058,832
Kohl's Corp.	50,939	1,074,813
		10,133,645
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products–1.19%
Allegion PLC	45,820	$6,677,807
Johnson Controls International PLC	194,131	15,066,507
		21,744,314
Capital Markets–1.92%
Federated Hermes, Inc.	39,822	1,464,255
Franklin Resources, Inc.	132,485	2,669,573
Intercontinental Exchange, Inc.	108,849	17,485,503
Invesco Ltd.	211,742	3,718,189
Janus Henderson Group PLC	60,856	2,316,788
Lazard, Inc.	51,105	2,574,670
T. Rowe Price Group, Inc.	43,986	4,791,395
		35,020,373
Chemicals–2.83%
Air Products & Chemicals, Inc.	42,720	12,719,453
Albemarle Corp.	80,954	7,667,153
Chemours Co.	67,732	1,376,314
FMC Corp.	59,236	3,906,022
Huntsman Corp.	74,277	1,797,504
International Flavors & Fragrances, Inc.	80,366	8,432,804
LyondellBasell Industries NV Class A	56,169	5,386,607
PPG Industries, Inc.	78,010	10,333,205
		51,619,062
Communications Equipment–0.54%
Cisco Systems, Inc.	186,303	9,915,046
		9,915,046
Consumer Finance–0.14%
OneMain Holdings, Inc.	55,507	2,612,714
		2,612,714
Consumer Staples Distribution & Retail–0.85%
Dollar General Corp.	158,237	13,382,103
Walgreens Boots Alliance, Inc.	232,963	2,087,349
		15,469,452
Containers & Packaging–1.86%
International Paper Co.	161,948	7,911,160
Packaging Corp. of America	18,281	3,937,727
Sealed Air Corp.	446,355	16,202,686
Smurfit WestRock PLC	66,653	3,293,991
Sonoco Products Co.	44,885	2,452,068
		33,797,632
Distributors–0.15%
Genuine Parts Co.	19,993	2,792,622
		2,792,622
LVIP BlackRock Dividend Value Managed Volatility Fund–1

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services–0.21%
H&R Block, Inc.	59,643	$3,790,313
		3,790,313
Diversified Telecommunication Services–2.25%
AT&T, Inc.	713,425	15,695,350
Verizon Communications, Inc.	564,670	25,359,330
		41,054,680
Electric Utilities–6.67%
Alliant Energy Corp.	90,511	5,493,113
American Electric Power Co., Inc.	154,532	15,854,983
Edison International	75,227	6,551,519
Entergy Corp.	147,609	19,426,820
Eversource Energy	89,914	6,118,648
Exelon Corp.	401,390	16,276,365
FirstEnergy Corp.	129,123	5,726,605
IDACORP, Inc.	23,726	2,445,913
NextEra Energy, Inc.	71,204	6,018,874
NRG Energy, Inc.	62,277	5,673,435
OGE Energy Corp.	93,088	3,818,470
PG&E Corp.	692,768	13,696,023
Pinnacle West Capital Corp.	53,610	4,749,310
PPL Corp.	159,808	5,286,449
Xcel Energy, Inc.	66,186	4,321,946
		121,458,473
Entertainment–0.78%
Electronic Arts, Inc.	98,642	14,149,208
		14,149,208
Financial Services–2.06%
Fidelity National Information Services, Inc.	262,090	21,950,038
Visa, Inc. Class A	49,618	13,642,469
Western Union Co.	165,696	1,976,753
		37,569,260
Food Products–2.19%
Conagra Brands, Inc.	198,478	6,454,505
General Mills, Inc.	62,101	4,586,159
Kraft Heinz Co.	722,004	25,349,560
Lamb Weston Holdings, Inc.	53,181	3,442,938
		39,833,162
Gas Utilities–0.35%
New Jersey Resources Corp.	46,232	2,182,151
Southwest Gas Holdings, Inc.	25,020	1,845,475
UGI Corp.	97,364	2,436,047
		6,463,673
Health Care Equipment & Supplies–3.50%
Baxter International, Inc.	675,770	25,658,987
†Koninklijke Philips NV	342,721	11,223,721
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Medtronic PLC	299,403	$26,955,252
		63,837,960
Health Care Providers & Services–6.83%
Cardinal Health, Inc.	284,214	31,411,331
Cigna Group	36,009	12,474,958
CVS Health Corp.	547,940	34,454,467
Elevance Health, Inc.	32,586	16,944,720
Humana, Inc.	37,432	11,856,212
Labcorp Holdings, Inc.	77,310	17,277,239
		124,418,927
Hotels, Restaurants & Leisure–0.22%
McDonald's Corp.	8,389	2,554,534
Wendy's Co.	77,840	1,363,757
		3,918,291
Household Durables–1.35%
Garmin Ltd.	18,910	3,328,727
Newell Brands, Inc.	186,745	1,434,202
Sony Group Corp.	883,000	17,064,063
Whirlpool Corp.	25,660	2,745,620
		24,572,612
Household Products–0.73%
Kimberly-Clark Corp.	93,933	13,364,787
		13,364,787
Insurance–5.15%
American International Group, Inc.	291,500	21,346,545
Cincinnati Financial Corp.	27,680	3,767,802
Fidelity National Financial, Inc.	348,922	21,654,099
MetLife, Inc.	47,329	3,903,696
Old Republic International Corp.	118,716	4,204,921
Principal Financial Group, Inc.	46,477	3,992,374
Prudential Financial, Inc.	48,683	5,895,511
Unum Group	66,002	3,923,159
Willis Towers Watson PLC	85,092	25,062,147
		93,750,254
Interactive Media & Services–0.37%
Alphabet, Inc. Class C	40,338	6,744,110
		6,744,110
IT Services–1.37%
Cognizant Technology Solutions Corp. Class A	265,101	20,460,495
International Business Machines Corp.	20,715	4,579,672
		25,040,167
LVIP BlackRock Dividend Value Managed Volatility Fund–2

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products–0.60%
Hasbro, Inc.	151,907	$10,985,914
		10,985,914
Life Sciences Tools & Services–0.43%
†Fortrea Holdings, Inc.	192,701	3,854,020
Thermo Fisher Scientific, Inc.	6,525	4,036,169
		7,890,189
Machinery–1.35%
CNH Industrial NV	528,226	5,863,308
Komatsu Ltd.	123,900	3,418,942
Stanley Black & Decker, Inc.	53,836	5,928,959
Westinghouse Air Brake Technologies Corp.	51,997	9,451,495
		24,662,704
Media–2.71%
Comcast Corp. Class A	570,895	23,846,284
Fox Corp. Class A	155,779	6,594,125
Interpublic Group of Cos., Inc.	138,952	4,395,052
Omnicom Group, Inc.	39,397	4,073,256
WPP PLC	1,033,496	10,545,384
		49,454,101
Metals & Mining–0.79%
Newmont Corp.	108,659	5,807,823
Teck Resources Ltd. Class B	164,162	8,575,823
		14,383,646
Multi-Utilities–3.88%
Avista Corp.	36,123	1,399,766
Black Hills Corp.	31,719	1,938,665
CenterPoint Energy, Inc.	113,118	3,327,932
CMS Energy Corp.	68,539	4,840,910
Dominion Energy, Inc.	245,727	14,200,563
DTE Energy Co.	37,961	4,874,572
NiSource, Inc.	171,701	5,949,440
Northwestern Energy Group, Inc.	29,007	1,659,780
Public Service Enterprise Group, Inc.	69,542	6,203,842
Sempra	245,807	20,556,839
WEC Energy Group, Inc.	60,110	5,781,380
		70,733,689
Oil, Gas & Consumable Fuels–5.80%
BP PLC	5,171,193	27,080,680
Chevron Corp.	30,022	4,421,340
Enterprise Products Partners LP	432,692	12,595,664
EQT Corp.	97,225	3,562,324
Exxon Mobil Corp.	38,064	4,461,862
Hess Corp.	108,754	14,768,793
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc.	80,219	$7,310,357
Shell PLC	634,446	20,569,401
Suncor Energy, Inc.	205,184	7,575,393
Valero Energy Corp.	23,926	3,230,728
		105,576,542
Pharmaceuticals–3.39%
AstraZeneca PLC	42,360	6,562,657
Bayer AG	313,281	10,575,194
Eli Lilly & Co.	9,662	8,559,952
Merck & Co., Inc.	20,407	2,317,419
Pfizer, Inc.	244,045	7,062,662
Sanofi SA	232,775	26,662,764
		61,740,648
Professional Services–2.08%
Leidos Holdings, Inc.	67,501	11,002,663
SS&C Technologies Holdings, Inc.	361,181	26,803,242
		37,805,905
Residential REITs–0.38%
Mid-America Apartment Communities, Inc.	43,392	6,894,989
		6,894,989
Semiconductors & Semiconductor Equipment–0.77%
Intel Corp.	311,936	7,318,018
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	38,876	6,751,595
		14,069,613
Software–1.38%
Microsoft Corp.	58,377	25,119,623
		25,119,623
Specialized REITs–0.97%
Crown Castle, Inc.	148,405	17,605,285
		17,605,285
Specialty Retail–0.39%
Best Buy Co., Inc.	67,927	7,016,859
		7,016,859
Technology Hardware, Storage & Peripherals–3.45%
HP, Inc.	924,358	33,156,721
Samsung Electronics Co. Ltd. GDR	21,845	25,536,805
Seagate Technology Holdings PLC	37,835	4,144,068
		62,837,594
LVIP BlackRock Dividend Value Managed Volatility Fund–3

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.36%
Swatch Group AG	30,714	$6,577,554
		6,577,554
Tobacco–2.08%
Altria Group, Inc.	258,221	13,179,600
British American Tobacco PLC ADR	443,816	16,234,789
Philip Morris International, Inc.	69,615	8,451,261
		37,865,650
Trading Companies & Distributors–0.29%
MSC Industrial Direct Co., Inc. Class A	21,333	1,835,918
Watsco, Inc.	7,043	3,464,311
		5,300,229
Total Common Stock (Cost $1,298,045,748)		1,672,131,393
	Number of Shares	Value (U.S. $)
PREFERRED STOCK–0.36%
Henkel AG & Co. KGaA 2.20%	68,881	$6,471,357
Total Preferred Stock (Cost $5,415,377)		6,471,357

MONEY MARKET FUND–7.48%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.94%)	136,274,703	136,274,703
Total Money Market Fund (Cost $136,274,703)		136,274,703

TOTAL INVESTMENTS–99.62% (Cost $1,439,735,828)	1,814,877,453
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.38%	6,968,325
NET ASSETS APPLICABLE TO 81,567,558 SHARES OUTSTANDING–100.00%	$1,821,845,778

†Non-income producing.

The following futures contracts were outstanding at September 30, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
34	British Pound	$2,841,975	$2,775,765	12/16/24	$66,210	$—
33	Euro	4,606,181	4,567,629	12/16/24	38,552	—
37	Japanese Yen	3,251,606	3,300,636	12/16/24	—	(49,030)
					104,762	(49,030)
Equity Contracts:
17	Dow Jones U.S. Real Estate Index	669,120	672,349	12/20/24	—	(3,229)
23	E-mini Russell 2000 Index	2,586,580	2,476,310	12/20/24	110,270	—
100	E-mini S&P 500 Index	29,071,250	28,114,776	12/20/24	956,474	—
99	E-mini S&P MidCap 400 Index	31,171,140	29,703,731	12/20/24	1,467,409	—
86	Euro STOXX 50 Index	4,815,262	4,651,529	12/20/24	163,733	—
26	FTSE 100 Index	2,881,141	2,885,437	12/20/24	—	(4,296)
12	Nikkei 225 Index (OSE)	3,168,551	3,032,494	12/12/24	136,057	—
					2,833,943	(7,525)
Total Futures Contracts					$2,938,705	$(56,555)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

LVIP BlackRock Dividend Value Managed Volatility Fund–4

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
GDR–Global Depository Receipt
IT–Information Technology
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP BlackRock Dividend Value Managed Volatility Fund–5